Description of Business and Summary of Significant Accounting Policies - Concentration of Risk (Details) - customer	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Accounts receivable
Concentration Risk [Line Items]
Number of customers	1		3	2
Concentration Risk, Percentage	72.00%		10.00%	10.00%
Accounts payable
Concentration Risk [Line Items]
Number of customers	2		2	1
Concentration Risk, Percentage	10.00%		36.00%